UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Proffitt & Goodson, Inc.
Address: 4800 Old Kingston Pike
         Suite 200
         Knoxville, TN  37919

13F File Number:  028-11414

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David N. Goodson
Title:     President
Phone:     865-584-1850

Signature, Place, and Date of Signing:

 /s/David N. Goodson     Knoxville, TN     February 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $116,885 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579y101      936    10078 SH       SOLE                    10078
ABBOTT LABS                    COM              002824100      911    13901 SH       SOLE                    13901
AIR PRODS & CHEMS INC          COM              009158106      784     9335 SH       SOLE                     9335
AT&T INC                       COM              00206r102      978    29005 SH       SOLE                    29005
BROADCOM CORP                  CL A             111320107      789    23770 SH       SOLE                    23770
CHEVRON CORP NEW               COM              166764100     1047     9678 SH       SOLE                     9678
CISCO SYS INC                  COM              17275R102      959    48827 SH       SOLE                    48827
CONOCOPHILLIPS                 COM              20825c104      846    14588 SH       SOLE                    14588
DISNEY WALT CO                 COM DISNEY       254687106     1100    22086 SH       SOLE                    22086
DU PONT E I DE NEMOURS & CO    COM              263534109      838    18640 SH       SOLE                    18640
E M C CORP MASS                COM              268648102      976    38584 SH       SOLE                    38584
EMERSON ELEC CO                COM              291011104      919    17362 SH       SOLE                    17362
EXELON CORP                    COM              30161n101     1383    46500 SH       SOLE                    46500
EXXON MOBIL CORP               COM              30231G102     1044    12064 SH       SOLE                    12064
GENERAL ELECTRIC CO            COM              369604103     1091    51978 SH       SOLE                    51978
GOOGLE INC                     CL A             38259p508     1349     1907 SH       SOLE                     1907
INTEL CORP                     COM              458140100     1377    66780 SH       SOLE                    66780
ISHARES TR                     RUSSELL MIDCAP   464287499     5112    45202 SH       SOLE                    45202
ISHARES TR                     RUSSELL 2000     464287655     5251    62279 SH       SOLE                    62279
JOHNSON & JOHNSON              COM              478160104     1020    14552 SH       SOLE                    14552
MICROSOFT CORP                 COM              594918104      897    33591 SH       SOLE                    33591
ORACLE CORP                    COM              68389X105      942    28275 SH       SOLE                    28275
PARKER HANNIFIN CORP           COM              701094104      938    11032 SH       SOLE                    11032
PEPSICO INC                    COM              713448108      930    13586 SH       SOLE                    13586
PROCTER & GAMBLE CO            COM              742718109     1399    20603 SH       SOLE                    20603
SCHLUMBERGER LTD               COM              806857108      884    12750 SH       SOLE                    12750
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369Y209      925    23190 SH       SOLE                    23190
SELECT SECTOR SPDR TR          SBI CONS DISCR   81369Y407     1911    40293 SH       SOLE                    40293
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506      448     6273 SH       SOLE                     6273
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     5215   318162 SH       SOLE                   318162
SPDR S&P 500 ETF TR            TR UNIT          78462f103    36690   257638 SH       SOLE                   257638
SPDR SERIES TRUST              S&P BIOTECH      78464a870      892    10143 SH       SOLE                    10143
TARGET CORP                    COM              87612E106      954    16119 SH       SOLE                    16119
VANGUARD INDEX FDS             TOTAL STK MKT    922908769    12633   172389 SH       SOLE                   172389
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     6784   152353 SH       SOLE                   152353
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858    13025   369711 SH       SOLE                   369711
WALGREEN CO                    COM              931422109      937    25314 SH       SOLE                    25314
WAL-MART STORES INC            COM              931142103      839    12290 SH       SOLE                    12290
ZIMMER HLDGS INC               COM              98956p102      932    13986 SH       SOLE                    13986